Equity - Treasury shares (Details) - shares		12 Months Ended
	May 23, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity.
Buyback Program expiry period of authorization	18 months
Free share award plans		1,664,145	1,285,171	2,009,500
Liquidity contract		764,998	680,000
Total treasury shares		2,429,143	1,965,171	2,009,500